Shareholder Report, Holdings (Details) - C000004917 [Member]	Jun. 30, 2024
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[1]
Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[1]
Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Novartis AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[2]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[2]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.40%	[2]
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%	[2]
Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)	[2]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.